December 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:    Ms. Deborah O’Neal-Johnson

                Document Control – EDGAR

RE:          Columbia Funds Series Trust II

                             Columbia Commodity Strategy Fund

                             Columbia European Equity Fund

                             Columbia Marsico Flexible Capital Fund

                Post-Effective Amendment No. 101

                File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 101 (Amendment). This Amendment was filed electronically on December 23, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Erin Nygard at (612) 671-2543.

Sincerely,

/s/ Christopher O. Petersen

     Christopher O. Petersen

     Vice President and Chief Counsel

     Ameriprise Financial, Inc.